Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000142607 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class A
Trading Symbol	JDIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 4,847,241,301
Holdings Count | Holding	86
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

C000142608 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R6
Trading Symbol	JDIUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 4,847,241,301
Holdings Count | Holding	86
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

C000142613 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R2
Trading Symbol	JDISX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 4,847,241,301
Holdings Count | Holding	86
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

C000142615 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class R4
Trading Symbol	JDITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 4,847,241,301
Holdings Count | Holding	86
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

C000142609 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class C
Trading Symbol	JDICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$95	1.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.86%
Net Assets	$ 4,847,241,301
Holdings Count | Holding	86
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

C000142610 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class I
Trading Symbol	JDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 4,847,241,301
Holdings Count | Holding	86
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

C000142611 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Fund
Class Name	Class NAV
Trading Symbol	JDIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 4,847,241,301
Holdings Count | Holding	86
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

C000001788 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class A
Trading Symbol	SVBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 5,498,606,810
Holdings Count | Holding	1,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001790 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class C
Trading Symbol	SVBCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$86	1.72%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%
Net Assets	$ 5,498,606,810
Holdings Count | Holding	1,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106438 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R6
Trading Symbol	JBAWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 5,498,606,810
Holdings Count | Holding	1,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067865 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R5
Trading Symbol	JBAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 5,498,606,810
Holdings Count | Holding	1,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001791 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class I
Trading Symbol	SVBIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 5,498,606,810
Holdings Count | Holding	1,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113485 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R2
Trading Symbol	JBATX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 5,498,606,810
Holdings Count | Holding	1,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000067864 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Class R4
Trading Symbol	JBAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 5,498,606,810
Holdings Count | Holding	1,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000156914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEMQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$63	1.30%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%
Net Assets	$ 1,227,867,959
Holdings Count | Holding	52
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

C000156915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEMZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$97	2.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.00%
Net Assets	$ 1,227,867,959
Holdings Count | Holding	52
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

C000156916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEMMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$49	1.01%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%
Net Assets	$ 1,227,867,959
Holdings Count | Holding	52
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

C000156917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 1,227,867,959
Holdings Count | Holding	52
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

C000156918 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	JEMKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$68	1.40%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
Net Assets	$ 1,227,867,959
Holdings Count | Holding	52
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

C000156919 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	JEMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Net Assets	$ 1,227,867,959
Holdings Count | Holding	52
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

C000156920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 1,227,867,959
Holdings Count | Holding	52
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

C000213576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class R6
Trading Symbol	JDJRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$61	1.25%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
Net Assets	$ 1,373,341,546
Holdings Count | Holding	72
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$60	1.24%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%
Net Assets	$ 1,373,341,546
Holdings Count | Holding	72
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213580 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class I
Trading Symbol	JDJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 1,373,341,546
Holdings Count | Holding	72
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class A
Trading Symbol	JDJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$78	1.60%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
Net Assets	$ 1,373,341,546
Holdings Count | Holding	72
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000213579 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Macro Fund
Class Name	Class C
Trading Symbol	JDJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$114	2.35%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.35%
Net Assets	$ 1,373,341,546
Holdings Count | Holding	72
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.